23. Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties
Compensation of Managing Directors and Other Key Management Personnel

	2019	2018	2017
Short-term employee benefits	2,598	2,683	1,538
Termination benefits	264	0	0
Share-based payments	1,738	1,229	1,379
	4,600	3,912	2,917

Outstanding Balances Related to Key Management Personnel

	Outstanding balances
	December 31,	December 31,
	2019	2018
Adi Hoess	5	0
Wolfgang Fischer	1	0
Martin Treder	0	9
Leila Alland	0	40
Thomas Hecht	26	21
Mathieu Simon	9	0
Berndt Modig	9	10
Ferdinand Verdonck	11	11
Ulrich Grau	21	21
Bernhard Ehmer	20	17